Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to related parties, current	$ 239		$ 105
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	339	$ 504
Due to related parties, current	25		3
Steamship Shipbroking Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	840	$ 1,025
Due to related parties, current	0		0
Due from related parties, current	$ 0		$ 0